Note 46 - Provisions or reversal provisions (Tables)	12 Months Ended
Dec. 31, 2020
Provisions or reversal of provisions Abstract
Provisions or Reversal of Provisions
Provisions or reversal of provisions (Millions of Euros)
	Notes	2020	2019	2018
Pensions and other post employment defined benefit obligations	25	210	213	125
Commitments and guarantees given (*)		192	96	(27)
Pending legal issues and tax litigation		208	171	135
Other provisions		136	133	162
Total		746	614	395